Segmented Information	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Segmented Information
Segmented Information

Based on the primary products we produce and our development projects, we have five reportable segments which we report to our Chief Executive Officer — steelmaking coal, copper, zinc, energy and corporate. The corporate segment includes all of our initiatives in other commodities, our corporate growth activities, and groups that provide administrative, technical, financial and other support to all of our business units. Other operating income (expenses) include general and administration, exploration, research and innovation, and other operating income (expense). Sales between segments are carried out on terms that arm’s-length parties would use. Total assets does not include intra-group receivables between segments. Deferred tax assets have been allocated amongst segments.

(CAD$ in millions)	December 31, 2019
	Steelmaking Coal	Copper	Zinc	Energy	Corporate	Total
Segment revenues	$5,522	$2,469	$3,487	$975	$—	$12,453
Less: Intra-segment revenues	—	—	(519)	—	—	(519)
Revenues	5,522	2,469	2,968	975	—	11,934
Cost of sales	(3,410)	(1,852)	(2,367)	(965)	—	(8,594)
Gross profit	2,112	617	601	10	—	3,340
Asset impairments	(289)	(31)	—	(2,370)	—	(2,690)
Other operating expenses	(136)	(183)	(63)	(26)	(392)	(800)
Profit (loss) from operations	1,687	403	538	(2,386)	(392)	(150)
Net finance income (expense)	(60)	(119)	(47)	(27)	35	(218)
Non-operating income (expense)	(15)	50	(9)	(2)	(121)	(97)
Share of loss of associates and joint ventures	—	(2)	—	—	(1)	(3)
Profit (loss) before taxes	1,612	332	482	(2,415)	(479)	(468)

Capital expenditures	1,197	1,757	307	191	16	3,468
Goodwill	702	399	—	—	—	1,101
Total assets	16,032	12,740	3,904	3,916	2,758	39,350

(CAD$ in millions)	December 31, 2018
	Steelmaking Coal	Copper	Zinc	Energy	Corporate	Total
Segment revenues	$6,349	$2,714	$3,744	$407	$—	$13,214
Less: Intra-segment revenues	—	—	(650)	—	—	(650)
Revenues	6,349	2,714	3,094	407	—	12,564
Cost of sales	(3,309)	(1,837)	(2,225)	(572)	—	(7,943)
Gross profit (loss)	3,040	877	869	(165)	—	4,621
Asset impairments	—	(10)	(31)	—	—	(41)
Other operating income (expenses)	(79)	(247)	820	1	(291)	204
Profit (loss) from operations	2,961	620	1,658	(164)	(291)	4,784
Net finance expense	(47)	(47)	(37)	(16)	(72)	(219)
Non-operating income (expense)	37	4	11	—	(104)	(52)
Share of loss of associates and joint ventures	—	(2)	—	—	(1)	(3)
Profit (loss) before taxes	2,951	575	1,632	(180)	(468)	4,510

Capital expenditures	969	850	411	375	8	2,613
Goodwill	702	419	—	—	—	1,121
Total assets	15,491	10,400	3,754	6,131	3,850	39,626

The geographical distribution of our non-current assets, excluding deferred income tax assets and financial and other assets, is as follows:

(CAD$ in millions)	December 31, 2019	December 31, 2018
Canada	$21,685	$23,238
Chile	8,696	7,146
United States	1,511	1,282
Peru	1,497	1,477
Other	146	99
	$33,535	$33,242